Finance Lease Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of changes in finance lease receivables [Table Text Block]
	March 31, 2024	March 31, 2023
Finance lease receivable, beginning of year	$2,970,356	$3,395,739
Investment recognized	148,158	-
Investment derecognized	(1,334,921)	-
Impairment recognized	(423,267)	-
Lease payments received	(351,434)	(695,825)
Interest income recognized	149,492	270,442

Finance lease receivable, end of year	$1,158,384	$2,970,356

Current portion of Finance Lease Receivable	$111,529	$1,051,873

Long Term Portion of Finance Lease Receivable	$1,046,855	$1,918,483

Disclosure of payments to received on finance lease receivables [Table Text Block]
31-Mar-24
Year 1	$363,774
Year 2	363,774
Year 3	367,579
Year 4	346,200
Year 5	605,152
less: amount representing interest income	(888,095)
Finance Lease Receivable	$1,158,384
Current Portion of Finance Lease Receivable	$111,529
Long Term Portion of Finance Lease Receivable	$1,046,855